                      VAN KAMPEN LIFE INVESTMENT TRUST --
                           ASSET ALLOCATION PORTFOLIO

                        SUPPLEMENT DATED AUGUST 19, 1999
                                     TO THE
                        PROSPECTUS DATED APRIL 30, 1999

    The paragraph under the section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" relating to the Asset Allocation Portfolio is hereby deleted in its entirety and replaced with the following:

    The Asset Allocation Portfolio is managed by a management team headed by John Cunniff, Senior Portfolio Manager. Mr. Cunniff is responsible for allocating the Portfolio's assets between the equity and fixed-income categories. Mr. Cunniff has been affiliated with the Portfolio since March 1996. Mr. Cunniff has been a Vice President and Director of Equity Research with the Adviser since October 1995. Prior to October 1995, Mr. Cunniff was a portfolio manager with Templeton Quantitative Advisors, a subsidiary of the Franklin Group. Tom Copper and Raj Wagle are Portfolio Managers responsible for the day-to-day management of the Portfolio's equity investments. Mr. Copper assists with managing the stock portion of the Portfolio and has been affiliated with the Portfolio since April 1999. Mr. Copper has been Vice President and Portfolio Manager of the Adviser since December 1986. Mr. Wagle assists with the asset allocation decision and has been affiliated with the Portfolio since April 1999. Mr. Wagle has been Portfolio Manager of the Adviser since April 1999 and a Quantitative Equity Analyst of the Adviser since February 1998. Prior to November 1997, he was an Equity Analyst with Aeltus Investment Management. Prior to December 1995, he was an Equity Analyst with Oppenheimer & Company. Kelly Gilbert manages the Portfolio's fixed-income investments and has been affiliated with the Portfolio since June 1, 1999. Ms. Gilbert joined the Adviser and Advisory Corp. in September 1995 and became an Assistant Vice President of the Adviser and Advisory Corp. in December 1997. Ms. Gilbert has been a Vice President of the Adviser and Advisory Corp. since February 1999. Prior to September 1995, Ms. Gilbert was a Corporate Bond Trader at ABN AMRO, N.A., a foreign owned bank.

                      VAN KAMPEN LIFE INVESTMENT TRUST --
                          GROWTH AND INCOME PORTFOLIO

                        SUPPLEMENT DATED AUGUST 19, 1999
                                     TO THE
                        PROSPECTUS DATED APRIL 30, 1999

    The paragraph under the section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" relating to the Growth and Income Portfolio is deleted in its entirety and replaced with the following:

    The Growth and Income Portfolio is managed by a management team of James A. Gilligan, Senior Portfolio Manager, Scott Carroll, Portfolio Manager and James
O. Roeder, Portfolio Manager. Mr. Gilligan has been primarily responsible for managing the Portfolio's investments since the Portfolio's inception. Mr. Gilligan has been Senior Vice President and Portfolio Manager of the Adviser since September 1995 and of Advisory Corp. since June 1995. Prior to that time, Mr. Gilligan was Vice President and Portfolio Manager of the Adviser. Mr. Carroll has been a Portfolio Manager of the Portfolio since July 1997 and has been employed by the Adviser and Advisory Corp. since December 1996, and a Vice President of the Adviser and Advisory Corp. since February of 1999. Prior to December 1996, Mr. Carroll was an Equity Analyst with Lincoln Capital Management Company. Prior to September 1992, Mr. Carroll was a Senior Internal Auditor at Pittway Corporation. Mr. Roeder has been a Portfolio Manager of the Portfolio since May 1999 and a Vice President of the Adviser and Advisory Corp since May 1999. Prior to that time, Mr. Roeder was an analyst with Midwest Research and prior to that, an analyst with Duff & Phelps Equity Research.